Document and Entity Information Document	Jan. 08, 2020
Cover page.
Document Type	8-K
Document Period End Date	Jan. 08, 2020
Entity Registrant Name	Aptiv PLC
Entity Central Index Key	0001521332
Amendment Flag	false
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-35346
Entity Tax Identification Number	98-1029562
Entity Address, Address Line One	5 Hanover Quay
Entity Address, Address Line Two	Grand Canal Dock
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D02 VY79
Entity Address, Country	IE
City Area Code	353
Country Region	1
Local Phone Number	259-7013
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares. $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false